Trade Accounts Receivable - Provision for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024
Trade Accounts Receivable
Beginning Balance	$ 699	$ 1,545
Current period provision for expected losses	1,676	924
Write-offs charged against the provision	(1,611)	(1,770)
Effect of movements in foreign exchange	(15)
Ending Balance	$ 749	$ 699